Commitments, contingencies and guarantees	9 Months Ended
Sep. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments, contingencies and guarantees

12. Commitments, contingencies and guarantees

The following table summarizes the Company’s contractual commitments as of December 31, 2013:

(in thousands)	Total	1 year (fiscal 2014)	2-3 years (fiscal 2015 and 2016)	4-5 years (fiscal 2017 and 2018)	More than 5 years (beyond fiscal 2018)

Term loan principal and interest(1)	$118,606	$63,652	$54,954	$—	$—
Operating leases(2)	32,243	7,681	13,368	10,614	580
Sponsorship commitments(3)	34,423	18,526	15,596	301	—
License financing arrangement(4)	3,600	3,600	—	—	—
Other contractual commitments(5)	4,365	1,896	2,469	—	—
Capital equipment purchase commitments(6)	3,607	3,607	—	—	—

Total contractual cash obligations	$196,844	$98,962	$86,387	$10,915	$580

(1)	See Note 9, “Financing arrangements.” Interest payments were calculated using the applicable rate as of December 31, 2013.

(2)	The Company leases its facilities under long-term operating leases, which expire at various dates through May 2019. The lease agreements frequently include leasehold improvement incentives, escalating lease payments, renewal provisions and other provisions which require the Company to pay taxes, insurance, maintenance costs or defined rent increases.

(3)	The Company sponsors sporting events, resorts and athletes as part of its marketing efforts. In many cases, the Company enters into multi-year agreements with event organizers and athletes.

(4)	In August 2013, the Company entered into a license agreement with the Santa Clara Stadium Authority which gave it rights during the agreement term to season tickets for a National Football League team. The cost of the license was $4.0 million, of which $3.6 million remains to be paid as of December 31, 2013 and was recorded as a short-term liability on the accompanying Consolidated Balance Sheet.

(5)	In 2013, the Company purchased software licenses and engaged outside consultants to assist with upgrading or implementing its financial and IT systems, which require payments over multiple years.

(6)	The Company enters into contracts to acquire equipment for tooling and molds as part of its manufacturing operations. In addition, the Company incurs purchase commitments related to the manufacturing of its POP displays by third parties. The Company has revised the previously disclosed amount for capital equipment purchase commitments as of December 31, 2013 to correct this amount.

The following table summarizes the Company’s contractual commitments as of September 30, 2014 (unaudited):

(in thousands)	Total	1 year (remaining 3 months fiscal 2014)	2-3 years (fiscal 2015 and 2016)	4-5 years (fiscal 2017 and 2018)	More than 5 years (beyond fiscal 2018)

Operating leases(1)	28,652	2,325	14,737	10,997	593
Sponsorship commitments(2)	18,228	3,001	14,103	1,124	—
Other contractual commitments(3)	7,738	292	6,075	1,371	—
Capital equipment purchase commitments(4)	6,307	6,307	—	—	—

Total contractual cash obligations	$60,925	$11,925	$34,915	$13,492	$593

(1)	The Company leases its facilities under long-term operating leases, which expire at various dates through May 2019. The lease agreements frequently include leasehold improvement incentives, escalating lease payments, renewal provisions and other provisions which require the Company to pay taxes, insurance, maintenance costs or defined rent increases.

(2)	The Company sponsors sporting events and athletes as part of its marketing efforts. In many cases, the Company enters into multi-year agreements with event organizers and athletes.

(3)	The Company purchases software licenses and engages outside consultants to assist with upgrading or implementing its financial and IT systems, which require payments over multiple years.

(4)	The Company enters into contracts to acquire equipment for tooling and molds as part of its manufacturing operations. In addition, the Company incurs purchase commitments related to the manufacturing of its POP displays by third parties.

Rent expense for the years ended December 31, 2011, 2012 and 2013 and for the nine months ended September 30, 2013 (unaudited) and September 30, 2014 (unaudited) was $0.4 million, $1.9 million, $3.9 million, $2.6 million and $5.2 million, respectively.

Legal proceedings

From time to time, the Company is involved in legal proceedings in the ordinary course of business. The Company believes that the outcome of any existing litigation, either individually or in the aggregate, will not have a material impact on the results of operations, financial condition or cash flows of the Company.

Indemnifications

In the normal course of business, the Company enters into agreements that contain a variety of representations and warranties and provide for general indemnification. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future, but have not yet been made. To date, the Company has not paid any claims or been required to defend any action related to its indemnification obligations. However, the Company may record charges in the future as a result of these indemnification obligations.

Product warranty

As of December 31, 2013, $3.7 million of the warranty liability was recorded as an element of accrued liabilities and $0.2 million was recorded as an element of other long-term liabilities. As of September 30, 2014 (unaudited), $5.1 million of the warranty liability was recorded as an element of accrued liabilities and $0.3 million was recorded as an element of other long-term liabilities.

The following table summarizes the warranty liability activity:

	Years ended December 31,			Nine months ended September 30,
(in thousands)	2011	2012	2013	2014

				(unaudited)
Beginning balances	$116	$589	$1,937	$3,870
Charged to cost of revenue	1,644	2,821	7,380	6,978
Settlements of warranty claims	(1,171)	(1,473)	(5,447)	(5,465)

Ending balances	$589	$1,937	$3,870	$5,383